SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 35.8%

Federal Home Loan Mortgage Corporation - 6.8%
176,058	4.00	7/1/25	183,196
961,416	5.00	5/1/42	1,036,233
1,213,719	5.00	9/1/43	1,312,119
53,718	5.82	10/1/37	58,492
464,552	6.50	12/1/34	527,770
1,904,435	6.50	11/1/35	2,175,707
225,103	6.88	2/17/31	252,150
61,472	7.00	8/1/27	63,575
838,080	7.00	4/1/28	905,560
7,152,279	7.00	12/1/31	8,112,258
505,435	7.00	2/1/37	562,280
5,847,072	7.00	10/1/37	6,998,104
2,890,670	7.00	10/1/38	3,410,746
675,731	7.00	1/1/39	797,572
74,694	7.38	12/17/24	78,522
97,438	7.50	1/1/31	100,819
522,476	7.50	1/1/32	592,643
341,239	7.50	8/1/32	368,428
45,241	7.50	10/1/38	47,736
11,681	7.95	10/1/25	11,706
12,481	7.95	11/1/25	12,506
67,782	8.00	5/1/31	73,008
64,572	8.00	11/1/36	74,291
137,620	8.00	1/1/37	158,592
144,339	8.50	12/1/21	150,336
154,848	8.50	6/20/27	177,778
35,193	8.50	12/1/29	38,240
96,625	8.50	3/1/31	110,499
14,579	9.00	11/1/25	14,783
40,655	9.00	3/20/27	40,854
111,312	9.00	2/17/31	113,755
104,107	9.00	5/1/31	116,550
18,470	9.50	12/17/21	18,486
2,940	10.00	9/1/20	2,951
4,995	10.00	3/1/21	5,018
18,345	10.00	3/17/25	18,369
2,938	10.00	3/25/25	2,968
16,508	10.00	7/1/30	16,669
514	11.00	8/25/20	519

			28,741,788

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 15.4%
5,427,352	4.50	4/1/48		5,764,013
405,026	5.50	6/1/33		436,032
44,122	5.61	11/1/22		44,106
928,034	5.93	5/1/35		954,051
2,799,017	5.96	6/1/28		3,297,336
671,118	6.00	11/1/34		760,837
189,412	6.00	5/1/37		210,574
95,461	6.00	9/1/37		104,584
253,107	6.00	11/1/37		266,168
2,071,092	6.00	4/1/38		2,348,827
7,041,594	6.00	5/1/41		7,985,001
2,290,333	6.06	11/1/43		2,566,130
13,110	6.50	1/1/22		13,240
1,851,062	6.50	2/1/29		2,053,184
302,373	6.50	3/1/29		325,890
4,561,098	6.50	12/1/30		5,163,681
334,962	6.50	6/1/31		382,746
62,820	6.50	8/1/34		69,065
1,013,154	6.50	12/1/36		1,177,889
305,629	6.50	1/1/39		341,398
3,435,214	6.50	6/1/40		4,018,514
1,633,686	6.50	9/1/40		1,868,282
1,163,828	6.75	6/1/32		1,354,760
1,144,368	6.92	6/1/40		1,300,438
26,443	1 Mo. Libor + 2.27, 6.95%	8/1/21	[1]	25,900
21,663	7.00	9/1/21		22,182
77,168	7.00	3/1/22		79,415
104,194	7.00	6/1/22		107,250
53,460	7.00	1/1/24		55,986
33,853	7.00	2/1/26		35,694
81,118	7.00	9/1/27		86,507
44,045	7.00	10/1/27		47,423
200,381	7.00	11/1/27		224,064
38,316	7.00	1/1/28		41,140
38,215	7.00	10/1/32		41,673
4,653,936	7.00	12/1/32		5,502,528
99,386	7.00	7/1/33		110,198
121,929	7.00	7/1/34		138,334
717,192	7.00	10/1/37		853,720
11,377	7.00	12/1/37		12,403
597,298	7.00	11/1/38		710,914
2,521,202	7.00	3/1/39		3,027,102
835,131	7.00	5/1/39		981,656
1,611,686	7.00	1/1/40		1,864,108
597,601	7.00	9/1/47		635,833
24,486	7.50	6/1/22		25,239
8,527	7.50	8/1/22		8,558
29,102	7.50	12/1/22		29,271
33,835	7.50	3/1/23		34,111
190,296	7.50	4/1/32		215,108
10,492	7.50	8/1/32		10,714
199,765	7.50	1/1/34		221,700

See accompanying notes to schedule of investments.

JUNE 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

968,250	7.50	10/1/37	1,187,555
1,809,177	7.50	11/1/38	2,134,834
17,867	7.57	7/20/30	18,010
63,842	8.00	10/1/23	65,638
224,409	8.00	6/1/25	239,620
7,495	8.00	7/20/28	7,562
98,084	8.00	2/1/31	112,532
88,470	8.00	1/1/32	97,877
212,053	8.00	11/1/37	248,001
328,351	8.00	3/1/38	394,206
102,560	8.08	11/15/31	114,914
1,087	8.33	7/15/20	1,090
83,731	8.50	11/1/26	87,732
104,613	8.50	3/1/28	116,728
63,620	8.50	10/1/28	73,060
29,448	8.50	11/1/28	32,774
217,565	8.50	4/1/29	243,893
46,687	8.50	10/1/29	47,109
94,168	8.50	7/1/30	107,818
63,429	8.50	8/1/30	77,012
235,675	8.50	4/1/32	286,338
297,239	8.50	1/1/37	352,803
14,443	8.71	8/20/25	14,601
20,190	9.00	9/1/24	20,387
10,303	9.00	6/15/25	10,449
27,601	9.00	5/15/28	28,052
47,211	9.00	6/1/30	51,861
39,944	9.00	7/1/30	40,399
27,753	9.00	10/1/30	30,379
124,959	9.00	2/1/31	134,686
21,613	9.00	7/1/31	21,665
45,238	9.00	10/1/31	51,518
75,448	9.00	8/1/37	85,167
23,884	9.00	1/1/38	24,080
165,859	9.00	2/1/38	180,843
6,769	9.24	3/15/22	6,845
3,405	9.50	3/1/20	3,431
7,720	9.50	7/1/20	7,773
185	9.50	12/15/20	187
537	9.50	4/15/21	546
23,013	9.50	8/1/24	23,348
168,762	9.50	5/1/29	195,066
30,304	9.50	4/1/30	34,146
151,576	9.50	8/1/31	174,557
364	10.00	8/15/20	365
32,985	10.00	2/1/28	33,566
141,990	10.00	6/1/30	163,481
3,469	10.50	6/1/28	3,479

			65,343,460

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Government National Mortgage Association -12.5%
178,201	4.00	12/15/24		184,892
641,781	4.00	10/20/30		670,699
10,316,351	4.00	8/20/31		10,781,097
968,885	4.00	12/20/31		1,012,612
837,541	4.25	10/20/31		880,043
494,628	4.25	3/20/37		519,324
2,300,656	4.75	9/20/31		2,443,533
89,968	5.50	9/15/25		95,380
1,157,790	5.50	5/15/29		1,227,745
2,665,714	5.75	2/15/29		2,874,292
875,785	5.75	10/20/31		952,843
595,511	6.00	9/15/33		655,086
464,402	6.00	2/20/47		522,508
4,622,320	6.00	7/20/47		5,270,797
74,377	6.25	12/15/23		81,723
856,529	6.25	4/15/29		941,681
146,864	6.50	11/15/23		155,715
257,225	6.50	4/15/24		271,829
1,005,855	6.50	2/20/28		1,140,362
553,894	6.50	2/20/29		601,507
1,116,031	6.50	11/20/29		1,272,661
3,544,896	6.50	2/15/35		4,039,834
17,263	6.50	12/20/38		18,117
368,455	6.50	1/20/39		424,479
226,003	6.50	2/20/39		266,352
390,075	6.50	4/20/39		452,572
511,512	6.50	6/20/39		582,129
756,736	6.50	8/20/39		875,362
507,978	6.50	4/20/43		588,318
5,489,070	7.00	8/15/29		6,248,507
5,803,140	7.00	10/15/29		6,641,878

				52,693,877

Small Business Administration - 1.1%
1,471,057	5.33	8/25/36		1,598,125
2,914,557	5.33	9/25/36		3,160,350

				4,758,475

Total Mortgage Pass-Through Securities (cost: $148,500,718)				151,537,600

U.S. Treasury / Federal Agency Securities - 1.2%
United States Treasury Strip Principal:
6,000,000	2.91	11/15/27	[6]	5,100,472

Total U.S. Treasury / Federal Agency Securities (cost: $4,710,382)

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 58.9%
Federal Home Loan Mortgage Corporation - 16.2%
496,786	5.00	2/15/23		515,921
1,947,062	5.41	7/25/32	[1]	2,140,613
547,440	5.51	5/15/38	[1]	585,798
4,596	6.00	9/15/21		4,709
1,760,352	6.00	1/15/33		2,080,602
1,785,423	6.00	5/15/36		2,046,911
2,632,565	6.00	9/15/42		3,011,699
35,898	6.25	5/15/29		38,912
143,539	6.50	9/15/23		152,655
60,666	6.50	3/15/24		65,236
19,630	6.50	2/15/30		21,763
1,150,686	6.50	8/15/31		1,308,867
336,587	6.50	1/15/32		374,499
89,678	6.50	3/15/32		99,614
476,449	6.50	6/25/32		539,493
143,149	6.50	7/15/32		161,143
6,145,379	6.50	5/15/33		7,031,002
1,013,465	6.50	5/15/35		1,181,222
600,818	6.50	8/15/39		690,893
838,161	6.50	2/25/43		995,204
633,066	6.50	3/25/43		719,724
751,955	6.50	7/25/43		885,619
664,854	6.50	10/25/43		789,330
5,311,362	6.50	8/15/45		6,358,423
1,937,198	6.50	2/15/49		2,258,649
20,640	6.70	9/15/23		22,061
554,678	6.95	3/15/28		615,676
652	7.00	3/15/21		653
33,201	7.00	10/15/22		34,848
8,818	7.00	11/15/22		9,222
282,731	7.00	3/25/23		296,037
12,376	7.00	4/15/23		13,087
54,402	7.00	7/15/23		58,137
88,929	7.00	1/15/24		95,411
72,359	7.00	3/15/24		77,394
112,502	7.00	8/15/25		123,273
86,517	7.00	9/15/26		95,161
141,616	7.00	6/15/29		159,818
1,035,435	7.00	8/15/29		1,104,453
451,369	7.00	10/20/29		518,797
689,693	7.00	11/15/29		706,894
1,673,376	7.00	12/15/29		1,710,019
107,317	7.00	1/15/30		123,116
281,124	7.00	10/15/30		326,750
164,329	7.00	7/15/31		188,322
114,540	7.00	4/15/32		128,975
680,557	7.00	5/15/32		788,483
3,846,186	7.00	8/15/41		4,350,620
3,482,903	7.00	2/25/43		4,113,887
811,230	7.00	3/25/43		925,871
937,897	7.00	7/25/43		1,126,796

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,831,383	7.00	9/25/43		2,212,179
2,760,718	7.00	3/15/49		3,351,499
16,614	7.50	10/15/21		17,184
74,569	7.50	7/15/22		77,822
136,339	7.50	3/15/23		145,046
485,946	7.50	4/15/23		516,783
64,246	7.50	9/20/26		72,584
314,802	7.50	3/15/28		359,440
398,662	7.50	9/15/29		463,335
155,482	7.50	12/15/29		176,474
236,825	7.50	6/15/30		276,815
351,791	7.50	8/15/30		403,150
467,550	7.50	9/15/30		550,541
126,367	7.50	11/15/30		146,257
3,110,640	7.50	6/15/34		3,713,734
1,247,578	7.50	8/25/42	[1]	1,546,036
923,173	7.50	9/25/43		1,090,600
31,935	8.00	7/15/21		32,451
561,186	8.00	2/15/23		598,565
38,574	8.00	4/25/24		41,292
151,970	8.00	2/15/27		173,781
162,965	8.00	11/20/29		189,733
206,540	8.00	1/15/30		241,303
9,572	8.25	6/15/22		10,190
18,471	8.30	11/15/20		19,004
4,046	8.50	10/15/22		4,096
123,106	8.50	3/15/25		138,985
32,983	8.50	3/15/32		37,993
126	9.15	10/15/20		127

				68,379,261

Federal National Mortgage Association - 24.5%
685,635	3.91	8/25/43	[1]	702,025
826,144	4.40	7/25/37	[1]	793,441
278,383	4.55	6/25/43		298,545
798,508	5.00	6/25/43		862,208
741,229	5.36	6/25/42		822,418
1,062,975	5.50	9/25/33		1,171,006
4,560,459	5.50	6/25/40		5,209,638
1,386,715	5.56	12/25/53	[1]	1,580,350
1,872,360	5.70	10/25/42	[1]	2,093,812
890,631	5.81	8/25/43		980,130
1,065,618	5.86	12/25/42	[1]	1,176,243
2,133,058	6.00	5/25/30		2,398,038
3,029,411	6.00	5/25/36		3,524,320
202,685	6.00	6/25/36		246,354
2,432,017	6.00	11/25/43		2,743,978
261,045	6.00	8/25/45		292,625
3,356,041	6.00	2/25/48		3,940,374
1,089,121	6.32	8/25/47	[1]	1,205,907
303,421	6.50	8/20/28		326,766
172,199	6.50	3/25/32		198,914
421,155	6.50	6/25/32		481,751

See accompanying notes to schedule of investments.

JUNE 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

322,315	6.50	7/25/36		372,443
114,111	6.50	9/25/36		128,058
274,037	6.50	3/25/42		309,092
1,754,951	6.50	5/25/42		2,025,600
4,761,160	6.50	7/25/42		5,365,803
334,636	6.50	9/25/42		380,866
841,700	6.50	11/25/42		940,226
4,201,137	6.50	7/25/44		4,707,434
508,567	6.56	9/25/37	[1]	569,213
351,982	6.65	2/25/45	[1]	409,739
3,880,676	6.75	6/25/32		4,511,728
697,557	6.75	4/25/37		774,307
99,169	6.85	12/18/27		110,951
479,999	6.93	8/25/37	[1]	515,374
1,463	7.00	1/25/21		1,487
8,618	7.00	7/25/22		8,961
15,730	7.00	11/25/22		16,575
31,261	7.00	12/25/22		33,091
24,018	7.00	6/25/23		25,330
669,563	7.00	4/25/24		712,958
215,051	7.00	9/18/27		240,266
4,392,889	7.00	5/25/31		4,944,716
1,472,435	7.00	12/25/33		1,684,695
394,021	7.00	9/25/40		464,101
625,407	7.00	10/25/41		706,575
300,099	7.00	11/25/41		353,321
395,956	7.00	12/25/41		452,905
1,094,974	7.00	1/25/42		1,260,450
1,119,687	7.00	7/25/42		1,303,758
2,747,751	7.00	2/25/44		3,161,072
139,057	7.00	8/25/44		162,220
38,244	7.50	8/20/27		43,326
267,981	7.50	10/25/40		306,639
758,464	7.50	11/25/40		848,125
863,224	7.50	6/19/41	[1]	999,866
1,780,361	7.50	7/25/41		2,082,413
1,070,174	7.50	8/25/41		1,249,752
308,760	7.50	11/25/41		363,543
598,173	7.50	1/25/42		699,094
3,000,763	7.50	2/25/42	[1]	3,264,354
3,986,400	7.50	5/25/42		4,754,368
443,273	7.50	6/25/42		513,163
3,651,263	7.50	8/25/42	[1]	4,382,545
1,286,005	7.50	2/25/44		1,511,345
779,104	7.50	3/25/44		885,542
883,309	7.50	5/25/44		1,050,725
61,457	7.50	10/25/44		71,858
5,630,810	7.50	1/25/48		6,666,725
743,849	7.99	11/25/37	[1]	874,804
47,320	8.00	7/25/22		50,010
64,642	8.00	7/18/27		72,893
557,860	8.00	7/25/44		646,974

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

397,483	8.09	11/25/37	[1]	467,965
8,180	8.50	1/25/21		8,251
7,148	8.50	9/25/21		7,379
15,526	8.50	1/25/25		17,205
620,882	8.50	6/25/30		733,611
51,998	8.51	10/25/42	[1]	65,239
666	8.70	12/25/19		670
520	8.75	9/25/20		531
3,664	8.95	10/25/20		3,759
946	9.00	12/25/19		952
177	9.00	3/25/20		179
8,176	9.00	5/25/20		8,314
499	9.00	6/25/20		509
472	9.00	7/25/20		481
2,501	9.00	9/25/20		2,567
1,889	9.00	10/25/20		1,942
36,087	9.00	1/25/21		37,230
8,373	9.00	8/25/22		9,016
69,600	9.00	11/25/28		79,097
441,160	9.00	6/25/30		538,500
78,106	9.00	10/25/30		95,053
151,107	9.37	6/25/32	[1]	172,179
1,878	9.50	3/25/20		1,908
245	9.50	4/25/20		248
3,414	9.50	11/25/20		3,518
90,492	9.50	11/25/31		107,584
256,360	9.50	12/25/41		308,438
3,137	9.60	3/25/20		3,175
401,375	11.16	6/25/44	[1]	460,373
1,174,290	11.39	9/25/42	[1]	1,534,003
24,027	21.54	3/25/39	[1]	32,577

				103,742,675

Government National Mortgage Association - 15.9%
500,000	5.50	9/20/39		599,095
3,336,010	5.52	11/20/45	[1]	3,781,596
6,696,715	5.65	4/20/40	[1]	7,707,363
959,469	5.99	11/20/43	[1]	1,082,573
2,554,267	6.00	11/20/33		2,848,347
732,024	6.00	12/20/35		837,145
472,964	6.00	3/20/42		536,553
7,823,723	6.00	3/20/49		8,990,441
4,993,874	6.00	5/20/49		5,694,671
1,247,204	6.09	10/20/40	[1]	1,420,988
2,747,830	6.13	1/20/39	[1]	3,205,404
557,306	6.40	4/20/37	[1]	626,166
2,961,754	6.49	6/20/41	[1]	3,393,136
336,419	6.50	5/16/32		386,378
1,401,346	6.50	7/20/32		1,415,917
290,651	6.50	2/20/37		329,150
282,767	6.50	9/16/38		317,218
4,739,995	6.50	8/20/48		5,587,704
936,756	6.58	7/20/39	[1]	1,079,306

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
607,908	6.65	4/20/39	[1]	710,083
1,851,980	6.65	9/20/44	[1]	2,151,373
1,478,123	6.89	8/20/40	[1]	1,726,883
940,693	6.98	6/20/45	[1]	1,082,001
643,750	7.00	6/20/26		643,815
169,848	7.00	9/16/33		195,843
537,744	7.00	5/20/42		618,744
2,981,459	7.00	10/20/48		3,444,947
941,760	7.15	12/20/33	[1]	1,074,279
2,001,189	7.30	8/20/38	[1]	2,294,038
2,498,350	7.45	7/20/44	[1]	2,869,387
673,294	7.49	7/16/24		763,648
59,228	7.50	5/16/27		59,164

				67,473,356

Vendee Mortgage Trust - 2.3%
2,355,355	6.50	8/15/31		2,721,879
1,117,323	6.50	10/15/31		1,288,334
1,613,054	6.62	3/15/25	[1]	1,837,527
933,948	6.75	2/15/26		1,040,249
1,010,524	7.00	3/15/28		1,143,577
152,501	7.25	9/15/22		156,889
343,793	7.25	9/15/25		382,029
467,109	7.75	5/15/22		491,481
456,826	7.75	9/15/24		498,535
162,955	8.00	2/15/25		182,606
100,693	8.29	12/15/26		114,025

				9,857,131

Total Collateralized Mortgage Obligations (cost: $243,734,765)				249,452,423

Asset-Backed Securities - 2.0%
Federal Home Loan Mortgage Corporation - 0.3%
601	6.09	9/25/29	[1]	592
1,247,112	7.16	7/25/29		1,398,639

				1,399,231

Federal National Mortgage Association - 0.5%
15,398	1 Mo. Libor + 0.34, 2.77%	11/25/32	[1]	15,088
496,504	4.68	9/26/33	[14]	549,869
167,426	5.00	10/25/33	[14]	176,936
1,100,739	5.75	2/25/33	[14]	1,179,968
3,325	6.47	10/25/31	[14]	3,428
16,043	6.50	5/25/32	[14]	16,850
195,047	6.59	10/25/31	[14]	208,186
1,233	6.83	7/25/31	[14]	1,232
8,140	7.80	6/25/26	[1]	9,217

				2,160,774

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Small Business Administration - 1.2%
474,656	5.78	8/1/27	509,468
1,986,238	5.87	7/1/28	2,156,852
1,746,343	6.02	8/1/28	1,892,681
187,390	7.13	10/1/20	189,523
185,524	7.33	8/1/20	187,476
121,686	8.03	5/1/20	123,428

			5,059,428

Total Asset-Backed Securities (cost: $8,347,881)			8,619,433

Quantity	Name of Issuer	Fair Value ($)
Short-Term Securities - 1.6%
6,722,702	Fidelity Inst. Money Mkt. Gvt. Fund, 2.26%	6,722,702

(cost: $6,722,702)
Total Investments in Securities - 99.5% (cost: $412,016,448)		421,432,630

Other Assets and Liabilities, net - 0.5%		2,316,409

Total Net Assets - 100.0%		$423,749,039

[1]

Variable rate security. Rate disclosed is as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2019.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

JUNE 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2019 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	151,537,600	—	151,537,600
U.S. Treasury / Federal Agency Securities	—	5,100,472	—	5,100,472
Collateralized Mortgage Obligations	—	249,452,423	—	249,452,423
Asset-Backed Securities	—	8,619,433	—	8,619,433
Short-Term Securities	6,722,702	—	—	6,722,702
	6,722,702	414,709,928	—	421,432,630

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

6

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Fund used Treasury option contracts traded on a U.S. exchange. Risks of entering into option contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019 (Continued)

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of June 30, 2019 is included with the Fund’s schedule of investments.

At June 30, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities - Investments	$10,715,942	($1,299,760)	$9,416,182	$412,016,448

JUNE 30, 2019	8